UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2012

Date of reporting period: 10/31/2011

Item 1 – Report to Stockholders

October 31, 2011

Semi-Annual Report (Unaudited)

BlackRock Summit Cash Reserves Fund | of BlackRock Financial Institutions Series Trust

Not FDIC Insured • No Bank Guarantee • May Lose Value

1	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011

Dear Shareholder

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic as the US Federal Reserve launched its second round of quantitative easing. Stock markets rallied despite ongoing sovereign debt problems in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down), especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities generally performed well early in the year as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Markets dropped sharply in May when fears mounted over the possibility of Greece defaulting on its debt, rekindling fears about the broader sovereign debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default. Financial problems intensified in Italy and Spain and both countries faced credit rating downgrades. Debt worries spread to the core European nations of France and Germany, and the entire euro-zone banking system came under intense pressure. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries, gold and the Swiss franc skyrocketed.

October brought enough positive economic data to assuage fears of a double-dip recession in the United States and corporate earnings continued to be strong. Additionally, European policymakers demonstrated an increased willingness to unite in their struggle to resolve the region’s debt and banking crisis. These encouraging developments brought many investors back from the sidelines and risk assets rallied through the month, albeit with large daily swings as investor reactions to news from Europe vacillated between faith and skepticism.

Overall, lower-risk investments including US Treasuries, municipal securities and investment grade credits posted gains for the 6- and 12-month periods ended October 31, 2011. Risk assets, including equities and high yield debt, broadly declined over the six months; however, US stocks and high yield bonds remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows. While markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2011

	6-month	12-month

US large cap equities	(7.11)%	8.09%
(S&P 500® Index)

US small cap equities	(13.76)	6.71
(Russell 2000® Index)

International equities	(14.90)	(4.08)
(MSCI Europe, Australasia,
Far East Index)

Emerging market equities	(15.91)	(7.72)
(MSCI Emerging Markets
Index)

3-month Treasury	0.04	0.13
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)

US Treasury securities	12.11	7.79
(BofA Merrill Lynch 10-
Year US Treasury Index)

US investment grade	4.98	5.00
bonds (Barclays
Capital US Aggregate
Bond Index)

Tax exempt municipal	5.56	3.78
bonds (Barclays Capital
Municipal Bond Index)

US high yield bonds	(0.95)	5.16
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	2

Money Market Overview

For the Six-Month Period Ended October 31, 2011

Throughout the six-month period ended October 31, 2011, the Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25%. In June 2011, the FOMC completed its program under which it purchased $600 billion of longer-term US Treasury securities for the purpose of keeping interest rates low. Following its August 9th meeting, the FOMC announced its intention to keep rates low through mid-2013. At its September 21st meeting, the FOMC noted that recent data indicates that economic growth remained slow and inflation had moderated since earlier in the year. Considering these conditions, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing an additional $400 billion of long-term Treasury bonds and selling an equal amount of short-term Treasury securities before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth.

In Europe, the sovereign debt crisis escalated in mid-2011 as fiscal problems spread from the peripheral countries of Greece, Portugal and Ireland to the larger nations of Italy and Spain, and ultimately to the core European economies of France and Germany. In June, the European Central Bank (“ECB”) sought to improve liquidity conditions by extending the expiration of its long-term refinancing operations until September 2011. The US Federal Reserve Bank lengthened the term of its US dollar liquidity swap facilities with the ECB, the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012, also for the purpose of maintaining liquidity. In September, the ECB announced that it would offer three-month loans of US dollars to euro-zone banks on a full-allotment basis in three separate auctions to ensure funding is available through year end. Later in the period, the ECB announced additional long-term refinancing operations to be conducted in October and December 2011 also to alleviate year-end funding pressures.

At a summit held by the European Union (“EU”) in July, it was proposed that the size of the European Financial Stability Facility (“EFSF”) would be increased to 440 billion euros. It was also proposed that the scope of the EFSF be broadened to provide additional funds to recapitalize euro-zone banks and to purchase sovereign debt of fiscally challenged countries in the secondary market. In mid-October, EU members agreed upon a preliminary framework of measures to restore confidence and overcome the region’s fiscal challenges. These measures included an additional increase in the lending capacity of the EFSF, higher capital requirements for European banks, and private sector creditors voluntarily writing down 50% of their Greek sovereign debt holdings, along with several proposals for structural reform.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.18% during the six-month period, due in large part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, increased to 0.69% at the end of October from 0.55% at the end of April.

In the short-term tax-exempt market, money funds continued to endure a low interest rate environment and a declining asset base. Outflows dragged tax-exempt money fund assets down 7.3% during the six-month period to $284.4 billion as of October 31, 2011. The benchmark Securities Industry and Financial Markets Association Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand obligations (as calculated by Municipal Market Data), declined sharply during the period as a result of increasing demand in a lower-supply environment. Rates averaged 0.17% for the six months, ranging from 0.23% down to 0.07%, an all-time low for the index.

Demand for variable rate demand notes was supported by taxable money funds (which do not traditionally participate in the tax-exempt market) seeking to satisfy their higher liquidity requirements under recent regulatory amendments. Additionally, the ongoing sovereign debt crisis in Europe has forced both taxable and tax-exempt money funds to reduce their exposure to European banks. Meanwhile, “note season” (the mid-year period when state and local governments typically issue a large amount of one-year, fixed-rate securities) was relatively weak in 2011 and total issuance year-to-date is lower than the same period in 2010. Lower issuance in 2011 is attributable mainly to two factors: a credit environment in which it is difficult for marginal-quality credits to come to market and a fiscal austerity movement at the local municipal government level.

Year after year, the primary goal for money funds in general during note season is to grab yield and increase portfolio duration. An additional goal in 2011 has been to diversify exposure to the banks that issue credit enhancers on the securities held in a fund’s portfolio. While the 2011 note season enabled money funds to diversify away from troubled banks, particularly those in Europe, the lower supply environment proved challenging for market participants seeking opportunities to expand their portfolios.

Tax-exempt money market participants remain focused on the credit quality of issuers as the economic slowdown threatens to derail the recovery in municipal government finance. State governments, which are facing falling revenues due to federal governmental austerity and reduced income and sales tax collections, continue to push costs down to the local level.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

3	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011

Fund Information as of October 31, 2011

Investment Objective

BlackRock Summit Cash Reserves Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

Current Seven-Day Yield

	7-Day	7-Day
	SEC Yields	Yields
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Portfolio Composition

Percent of Net Assets
Certificates of Deposit	40%
Commercial Paper	37
US Government Sponsored Agency Obligations	11
Municipal Bonds	10
US Treasury Obligations	4
Corporate Notes	1
Liabilities in Excess of Other Assets	(3)
Total	100%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions including sales charges and exchange fees; and (b) operating expenses including advisory fees, distribution fees, including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on May 1, 2011 and held through October 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Investor A	$1,000.00	$1,000.00	$1.26	$1,000.00	$1,023.88	$1.27	0.25%
Investor B	$1,000.00	$1,000.00	$1.31	$1,000.00	$1,023.83	$1.32	0.26%

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011	4

Schedule of Investments October 31, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value
Yankee (a)
Bank of Montreal, Chicago, 0.25%, 11/14/11	$1,000	$1,000,000
Bank of Nova Scotia, Houston:
0.25%, 11/15/11	1,000	1,000,000
0.30%, 12/07/11	2,000	2,000,000
0.25%, 12/21/11	800	800,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.30%, 11/07/11	800	800,000
BNP Paribas SA, NY, 0.60%, 11/03/11	2,000	2,000,000
Credit Suisse, NY:
0.25%, 11/04/11	1,000	1,000,000
0.29%, 11/10/11	1,000	1,000,000
Mizuho Corporate Bank, NY:
0.14%, 11/01/11	1,075	1,075,000
0.30%, 11/04/11	800	800,000
National Australia Bank, NY:
0.33%, 2/10/12 (b)	1,000	1,000,000
0.32%, 2/21/12	1,000	1,000,000
Norinchukin Bank, NY, 0.18%, 11/04/11	2,500	2,500,000
Rabobank Nederland NV, NY, 0.43%, 3/01/12	1,500	1,500,000
Royal Bank of Canada, NY (b):
0.32%, 2/29/12	750	750,000
0.40%, 4/10/12	500	500,000
Royal Bank of Scotland Plc, CT, 0.45%, 12/19/11	1,000	1,000,000
Societe Generale, NY (b):
0.37%, 11/21/11	250	250,000
0.40%, 11/21/11	250	250,000
Sumitomo Mitsui Banking Corp., NY:
0.15%, 11/02/11	2,000	2,000,000
0.15%, 11/03/11	3,000	3,000,000
0.24%, 11/10/11	1,000	1,000,000
0.35%, 1/12/12	1,000	1,000,000
Svenska Handelsbanken, NY, 0.31%, 11/30/11	1,000	1,000,004
Toronto-Dominion Bank, NY:
0.25%, 11/14/11	500	500,000
0.32%, 1/12/12 (b)	500	500,000
0.28%, 1/20/12	830	830,000
0.37%, 4/17/12	1,000	1,000,000
UBS AG, Stamford:
0.29%, 11/10/11 (b)	500	500,000
0.38%, 1/09/12	1,000	1,000,000
Westpac Banking Corp., NY, 0.32%, 11/04/11 (b)	800	800,000
Total Certificates of Deposit — 39.6%		33,355,004

Commercial Paper
Amsterdam Funding Corp. (e):
0.30%, 12/01/11	800	799,800
0.35%, 12/01/11	1,655	1,654,517
ASB Finance Ltd., 0.32%, 12/12/11 (e)	1,000	999,636
Bank of Tokyo-Mitsubishi UFJ, 0.33%, 1/06/12 (e)	1,000	999,395

Barclays U.S. Funding Corp., 0.29%, 11/03/11 (e)	950	949,985
Cancara Asset Securitization LLC, 0.27%, 11/15/11 (e)	1,525	1,524,840
Commonwealth Bank of Australia, 0.34%, 2/15/12 (e)	1,100	1,098,899
CRC Funding LLC, 0.32%, 1/19/12 (e)	970	969,319
Credit Suisse, NY, 0.39%, 1/05/12 (e)	1,000	999,296
Eksportfinans ASA, 0.14%, 11/25/11 (e)	1,200	1,199,888
Fairway Finance Corp. (b):
0.27%, 3/09/12	1,500	1,500,000
0.27%, 4/13/12	800	800,000
Goldman Sachs Group Inc., 0.35%, 12/05/11 (e)	1,000	999,669
Grampian Funding LLC, 0.27%, 11/17/11 (e)	970	969,884
ING (US) Funding LLC, 0.38%, 11/01/11 (e)	1,000	1,000,000
JPMorgan Chase & Co., 0.27%, 3/16/12 (b)	500	500,000
Kells Funding LLC, 0.33%, 2/10/12 (b)	500	500,000
MetLife Short Term Funding LLC, 0.34%, 1/17/12 (e)	970	969,295
Mizuho Funding LLC, 0.14%, 11/01/11 (e)	1,000	1,000,000
Nordea North America, Inc. (e):
0.30%, 11/29/11	1,090	1,089,746
0.37%, 1/23/12	275	274,765
Rabobank Financial Co. (e):
0.24%, 11/14/11	1,000	999,913
0.33%, 12/12/11	1,085	1,084,592
Sheffield Receivables Corp., 0.22%, 11/30/11 (e)	970	969,828
Solitaire Funding LLC (e):
0.28%, 11/28/11	1,000	999,790
0.39%, 1/23/12	1,200	1,198,921
Starbird Funding Corp., 0.50%, 11/01/11 (e)	2,021	2,021,000
Victory Receivables Corp. (e):
0.35%, 1/06/12	1,000	999,358
0.37%, 1/12/12	970	969,282
Westpac Banking Corp. (b):
0.32%, 1/06/12	500	500,000
0.42%, 1/13/12	800	800,000
Total Commercial Paper — 37.2%		31,341,618

Corporate Notes

JPMorgan Chase Bank NA, 0.44%, 11/16/12 (b)	635	635,000
Total Corporate Notes — 0.7%		635,000

Municipal Bonds (d)

City & County of San Francisco California, COP, FLOATS,
VRDN, Series B001 (Morgan Stanley Bank Liquidity
Facility), 0.29%, 11/07/11 (c)	700	700,000
City of New York, New York, GO, VRDN, Sub-Series A-3
(Morgan Stanley Bank Liquidity Facility),
0.12%, 11/07/11	1,000	1,000,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule	AMT	Alternative Minimum Tax	LOC	Letter of Credit
of Investments, the names and descriptions of many of the		(subject to)	MSTR	Municipal Securities Trust Receipts
securities have been abbreviated according to the following list:	COP	Certificates of Participation	RB	Revenue Bonds
	FLOATS	Floating Rate Securities	VRDN	Variable Rate Demand Notes
	GO	General Obligation Bonds
	HDA	Housing Development Authority
See Notes to Financial Statements.

6	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (d)	(000)	Value
Connecticut State Health & Educational Facility Authority,
Refunding RB, VRDN, Yale-New Haven Hospital, Series K2
(JPMorgan Chase Bank LOC), 0.11%, 11/07/11	$700	$700,000
County of Harris Texas, RB, MSTR, VRDN, Series SGC 31,
Class A (Societe Generale LOC), 0.70%, 11/07/11 (c)	565	565,000
County of Pitkin Colorado, Refunding RB, VRDN, Aspen
Skiing Co. Project, Series A (JPMorgan Chase & Co. LOC),
0.15%, 11/01/11	700	700,000
Eastern Michigan University, Refunding RB, VRDN, General,
Series A (JPMorgan Chase Bank LOC), 0.16%, 11/01/11	1,300	1,300,000
Michigan State HDA, Refunding RB, VRDN, Series D
(Fannie Mae LOC, Freddie Mac LOC), 0.14%, 11/07/11	495	495,000
New York City Industrial Development Agency, RB, VRDN,
New York Law School Project, Series A (JPMorgan Chase
Bank LOC), 0.11%, 11/07/11	675	675,000
Rhode Island Housing & Mortgage Finance Corp., RB,
VRDN, Groves at Johnston Project, AMT (Freddie Mac
LOC), 0.15%, 11/07/11	1,000	1,000,000
State of California, GO, VRDN, Series C-4 (JPMorgan
Chase & Co. LOC), 0.10%, 11/01/11	1,100	1,100,000
Total Municipal Bonds — 9.8%		8,235,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes (e):
0.14%, 1/23/12	550	549,822
0.23%, 7/16/12	800	798,681
0.17%, 9/10/12	560	559,169
Fannie Mae Variable Rate Notes (b):
0.27%, 9/17/12	800	799,858
0.28%, 12/20/12	500	499,885
Federal Home Loan Bank (e):
0.16%, 7/25/12	500	499,407
0.16%, 8/14/12	810	808,967
Federal Home Loan Bank Bond, 0.11%, 4/23/12	1,000	999,726
Freddie Mac Discount Notes (e):
0.14%, 1/23/12	800	799,742
0.17%, 8/06/12	450	449,407
Freddie Mac Variable Rate Notes (b):
0.20%, 12/29/11	1,000	999,920
0.18%, 9/13/13	2,000	1,997,735
Total US Government Sponsored
Agency Obligations — 11.6%		9,762,319

US Treasury Obligations

US Treasury Notes:
0.88%, 1/31/12	1,245	1,247,138
0.75%, 5/31/12	940	943,498
0.38%, 8/31/12	1,200	1,202,352
Total US Treasury Obligations — 4.0%		3,392,988
Total Investments (Cost — $86,721,929*) — 102.9%		86,721,929
Liabilities in Excess of Other Assets — (2.9)%		(2,474,253)
Net Assets — 100.0%		$84,247,676

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term
Securities[1]	—	$86,721,929	—	$86,721,929

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011	5

Statement of Assets and Liabilities

October 31, 2011 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $86,721,929)	$86,721,929
Cash	157
Investments sold receivable	2,994,031
Capital shares sold receivable	318,881
Interest receivable	22,011
Receivable from advisor	3,911
Prepaid expenses	12,428
Total assets	90,073,348

Liabilities
Investments purchased payable	4,023,875
Capital shares redeemed payable	1,754,079
Investment advisory fees payable	10,382
Other affiliates payable	354
Officer’s and Trustees’ fees payable	332
Other accrued expenses payable	36,650
Total liabilities	5,825,672
Net Assets	$84,247,676

Net Assets Consist of
Paid-in capital	84,246,941
Undistributed net investment income	387
Accumulated net realized gain	348
Net Assets	$84,247,676

Net Asset Value
Investor A — Based on net assets of $58,427,268 and 58,427,124 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00
Investor B — Based on net assets of $25,820,408 and 25,819,817 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

See Notes to Financial Statements.

6	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011

Statement of Operations

Six Months Ended October 31, 2011 (Unaudited)
Investment Income
Interest	$99,319

Expenses
Investment advisory	193,515
Distribution fees — Investor B	76,909
Transfer agent — Investor A	20,311
Transfer agent — Investor B	8,969
Professional	39,116
Printing	23,417
Registration	16,275
Accounting services	9,905
Custodian	8,237
Officer and Trustees	2,346
Miscellaneous	8,704
Total expenses	407,704
Less fees waived by advisor	(190,207)
Less distribution fees reimbursed — Investor B	(76,909)
Less transfer agent fees waived and/or reimbursed — Investor A	(20,304)
Less transfer agent fees waived and/or reimbursed — Investor B	(8,967)
Less expenses reimbursed by advisor	(12,399)
Total expenses after fees waived and/or reimbursed	98,918
Net investment income	401

Realized Gain
Net realized gain from investments	147
Net Increase in Net Assets Resulting from Operations	$548

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011	7

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations
Net investment income	$401	$13
Net realized gain	147	598
Net increase in net assets resulting from operations	548	611

Dividends and Distributions to Shareholders From
Net investment income:
Investor A	(10)	(9)
Investor B	(4)	(4)
Net realized gain:
Investor A	—	(3,118)
Investor B	—	(1,467)
Decrease in net assets resulting from dividends and distributions to shareholders	(14)	(4,598)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	28,541,825	(14,835,102)

Net Assets
Total increase (decrease) in net assets	28,542,359	(14,839,089)
Beginning of period	55,705,317	70,544,406
End of period	$84,247,676	$55,705,317
Undistributed net investment income	$387	—

See Notes to Financial Statements.

8	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011

Financial Highlights

	Investor A
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30,		Period June 1, 2008 to April 30, 2009	Year Ended May 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0003	0.0138	0.0382	0.0433	0.0312
Net realized and unrealized gain	—	0.0001	—	0.0000	0.0001	0.0008	0.0000
Net increase from investment operations	0.0000	0.0001	0.0003	0.0138	0.0383	0.0441	0.0312
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0138)	(0.0382)	(0.0433)	(0.0312)
Net realized gain	—	(0.0001)	—	—	—	(0.0000)	(0.0000)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0003)	(0.0138)	(0.0382)	(0.0433)	(0.0312)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.03%	1.39%[2]	3.88%	4.42%	3.17%

Ratios to Average Net Assets
Total expenses	0.85%[3]	0.92%	0.90%	0.82%[3]	0.93%	0.91%	0.88%
Total expenses after fees waived and/or reimbursed	0.25%[3]	0.40%	0.48%	0.81%[3]	0.93%	0.91%	0.88%
Net investment income	0.00%[3]	0.00%	0.02%	1.48%[3]	3.73%	4.33%	3.07%

Supplemental Data
Net assets, end of period (000)	$58,427	$41,160	$47,903	$78,659	$43,021	$36,506	$35,333

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011	9

Financial Highlights (concluded)

	Investor B
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30,		Period June 1, 2008 to April 30, 2009	Year Ended May 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0003	0.0082	0.0301	0.0355	0.0235
Net realized and unrealized gain	—	0.0001	—	0.0000	0.0000	0.0014	0.0000
Net increase from investment operations	0.0000	0.0001	0.0003	0.0082	0.0301	0.0369	0.0235
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0082)	(0.0301)	(0.0355)	(0.0235)
Net realized gain	—	(0.0001)	—	—	—	(0.0000)	(0.0000)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0003)	(0.0082)	(0.0301)	(0.0355)	(0.0235)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.03%	0.83%[2]	3.05%	3.61%	2.38%

Ratios to Average Net Assets
Total expenses	1.61%[3]	1.72%	1.66%	1.59%[3]	1.73%	1.69%	1.64%
Total expenses after fees waived and/or reimbursed	0.26%[3]	0.41%	0.50%	1.37%[3]	1.73%	1.69%	1.64%
Net investment income	0.00%[3]	0.00%	0.01%	0.81%[3]	3.01%	3.54%	2.28%

Supplemental Data
Net assets, end of period (000)	$25,820	$14,546	$22,642	$51,612	$20,470	$24,078	$33,312

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Summit Cash Reserves Fund (the “Fund”) of BlackRock Financial Institutions Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, that offers separate classes of shares to select groups of purchasers. The Trust is organized as a Massachusetts business trust. The Fund is currently the only operating series of the Trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Investor A and Investor B Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Investor B Shares bear certain expenses related to the distribution of such shares and shall have exclusive voting rights with respect to matters relating to distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in repurchase agreements. In a repurchase agreement, the Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid daily. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the two years ended April 30, 2011, the period ended April 30, 2009 and the year ended May 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are

BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011	11

Notes to Financial Statements (continued)

pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.50% of the Fund’s average daily net assets.

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager. Effective July 1, 2011, the sub-advisory agreement was terminated.

For the six months ended October 31, 2011, the Fund reimbursed the Manager $257 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.75% based upon the average daily net assets of the Fund’s Investor B Shares.

The Manager and BRIL voluntarily agreed to waive management and distribution fees and reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the Statement of Operations as fees waived by advisor, distribution fees reimbursed — Investor B, transfer agent fees waived and/or reimbursed — class specific and expenses reimbursed by advisor. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

For the six months ended October 31, 2011, affiliates received the following contingent deferred sales charges relating to transactions in Investor A and Investor B Shares:

Investor A	$107
Investor B	$9,897

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended October 31, 2011, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Investor A	$293
Investor B	$138

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer

12	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011

Notes to Financial Statements (concluded)

and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

4. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended October 31, 2011	Year Ended April 30, 2011
Investor A
Shares sold	45,671,134	36,456,013
Shares issued to shareholders in reinvestment
of dividends and distributions	—	208
Total issued	45,671,134	36,456,221
Shares redeemed	(28,403,968)	(43,196,678)
Net increase (decrease)	17,267,166	(6,740,457)

Investor B
Shares sold	19,766,927	15,852,066
Shares issued to shareholders in reinvestment
of dividends and distributions	—	119
Total issued	19,766,927	15,852,185
Shares redeemed	(8,492,269)	(23,946,830)

Net increase (decrease)	11,274,658	(8,094,645)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011	13

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Financial Institutions Series Trust (the “Trust”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Trust’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, with respect to BlackRock Summit Cash Reserves Fund, a series of the Trust (the “Fund”).

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17–18, 2011 Board meeting.

At an in-person meeting held on May 17–18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust with respect to

14	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011

Disclosure of Investment Advisory Agreement (continued)

the Fund for a one-year term ending June 30, 2012. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

The Board noted that, in general, the Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared the Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011	15

Disclosure of Investment Advisory Agreement (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual management fee ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. The Board additionally noted that BlackRock and the Fund’s distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board also considered the extent to which the Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

16	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011

Disclosure of Investment Advisory Agreement (concluded)

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust with respect to the Fund for a one-year term ending June 30, 2012. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011	17

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee	Investment Advisor
Rodney D. Johnson, Co-Chairman of the Board and Trustee	BlackRock Advisors, LLC
Paul L. Audet, President and Trustee	Wilmington, DE 19809
David O. Beim, Trustee
Henry Gabbay, Trustee	Custodian
Dr. Matina S. Horner, Trustee	The Bank of New York Mellon
Herbert I. London, Trustee	New York, NY 10286
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee	Transfer Agent
Robert C. Robb, Jr., Trustee	BNY Mellon Investment Servicing (US) Inc.
Toby Rosenblatt, Trustee	Wilmington, DE 19809
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee	Accounting Agent
John M. Perlowski, Chief Executive Officer	State Street Bank and Trust Company
Richard Hoerner, CFA, Vice President	Boston, MA 02110
Brendan Kyne, Vice President
Simon Mendelson, Vice President	Distributor
Christopher Stavrakos, CFA, Vice President	BlackRock Investments, LLC
Neal Andrews, Chief Financial Officer	New York, NY 10022
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and	Independent Registered Public Accounting Firm
Anti-Money Laundering Officer	Deloitte & Touche LLP
Ira P. Shapiro, Secretary	Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as President and Trustee of the Trust, and Paul L. Audet became President and Trustee of the Trust.

18	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website (http://www.blackrock.com/moneymarketreports) or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website directly at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441 7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011	19

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

20	BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock ACWI ex-US Index Fund	BlackRock Global Dynamic Equity Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Emerging Markets Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Russell 1000 Index Fund
BlackRock Capital Appreciation Fund	BlackRock Index Equity Portfolio	BlackRock Science & Technology
BlackRock China Fund	BlackRock India Fund	Opportunities Portfolio
BlackRock Commodity Strategies Fund	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Emerging Markets	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
Long/Short Equity Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Core Fund	BlackRock S&P 500 Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Stock Fund
BlackRock EuroFund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Focus Growth Fund	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund
BlackRock Global Allocation Fund†	BlackRock Latin America Fund	BlackRock World Gold Fund
BlackRock Global Dividend Income Portfolio	BlackRock Mid-Cap Growth Equity Portfolio

Fixed Income Funds
BlackRock Bond Index Fund	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income
BlackRock Core Bond Portfolio	BlackRock International Bond Portfolio	Opportunities Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock Total Return Fund
BlackRock Floating Rate Income Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock US Government Bond Portfolio
BlackRock Global Long/Short Credit Fund	BlackRock Multi-Asset Income Portfolio†	BlackRock World Income Fund
BlackRock GNMA Portfolio	BlackRock Multi-Sector Bond Portfolio	US Mortgage Portfolio
BlackRock High Yield Bond Portfolio

Municipal Bond Funds
BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments,LLC. You should consider the investment objectives,risks,charges and expenses of the funds under consideration carefully before vesting. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SUMMIT CASH RESERVES FUND	OCTOBER 31, 2011	21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 441-7762. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#SUMMIT-10/11-SAR

Item 2 – Code of Ethics – Not Applicable

Item 3 – Audit Committee Financial Expert – Not Applicable

Item 4 – Principal Accountant Fees and Services – Not Applicable

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 –  Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –  Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:     /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: January 03, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: January 03, 2012

By:     /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: January 03, 2012

3